Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.11%
Australia — 4.29%
EQT Holdings Ltd	17,964	$ 375,996
HUB24 Ltd.	3,884	266,197
IPD Group Ltd/Australia(a)	209,562	475,390
MA Financial Group Ltd	223,317	1,172,482
Mader Group Ltd(a)	98,912	468,467
Navigator Global Investments Limited(a)	378,314	465,569
Netwealth Group Ltd	10,260	247,451
Pinnacle Investment Management Group	75,869	1,091,156
Qualitas Ltd(a)(b)	194,284	449,471
Steadfast Group Ltd(a)	97,770	373,839
		5,386,018
Belgium — 1.46%
Azelis Group N.V.	27,048	422,490
Melexis NV	10,110	779,201
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	85,863	626,963
		1,828,654
Brazil — 1.67%
BR Advisory Partners	140,000	388,014
Grupo Mateus SA(a)	315,987	411,362
Locaweb Servicos de Internet S(a)	605,768	409,990
Patria Investments Limited(a)	27,169	379,008
Track & Field Co SA	196,300	509,346
		2,097,720
Canada — 1.72%
Aritzia Inc(a)	5,230	280,712
BioSyent, Inc.	31,300	255,487
Descartes Systems Group, Inc. (The)(a)	3,400	359,213
Foran Mining Corp(a)	127,649	236,762
Kinaxis Inc.(a)	5,300	786,586
Richelieu Hardware, Ltd.(a)	9,549	238,932
		2,157,692
China — 2.90%
Angelalign Technology Inc 144A(b)(c)	34,000	255,542
ANTA Sports Products Ltd.	23,400	268,281
Beijing Huafeng Test & Control	24,000	475,387
Bosideng International Holdings, Ltd.(a)	438,000	249,968
Centre Testing Int	209,200	353,596
DPC Dash LTD. 144A(b)(c)	32,300	349,746
Proya Cosmetics Co Ltd	38,800	441,823
Shenzhen New Industries Biomed(a)	34,200	263,713
Silergy Corp	89,700	974,282
		3,632,338
Denmark — 0.32%
Rockwool A/S	9,140	400,240

Finland — 0.19%
Revenio Group Oyj	7,763	233,120

France — 2.02%
Planisware SAS(a)	11,232	273,169
Sidetrade(a)	1,279	327,125
Thermador Groupe	2,637	246,297
Virbac S.A.CA	3,160	1,253,825
Wavestone	6,460	428,552
		2,528,968

	Shares	Fair Value
COMMON STOCKS — 99.11% (continued)
Germany — 2.30%
2G Energy AG(a)	8,473	$ 352,155
Atoss Software AG	1,543	207,542
Chapters Group AG(a)	7,745	389,107
Dermapharm Holding SE	16,500	631,137
Elmos Semiconductor AG(a)	6,912	694,515
Mensch und Maschine Software S	5,895	345,300
Schott Pharma AG & Co	9,587	260,528
		2,880,284
Hong Kong — 1.22%
Plover Bay Tech(b)	1,055,800	895,751
Techtronic Industries Co Limited(a)	52,700	633,073
		1,528,824
India — 4.90%
Aditya Vision Ltd(a)	72,753	328,206
Bajaj Finance Limited(a)	35,018	352,691
BLS International Services Ltd(a)	93,999	408,312
Five-Star Business(a)	69,189	469,575
Gulf Oil Lubricants India Ltd.	28,792	397,791
Home First Finance Co India Lt 144A(a)(b)(c)	27,756	384,492
Indigo Paints Ltd	18,371	251,966
Jubilant Foodworks Ltd(a)	37,957	284,376
Jupiter Life Line Hospitals Lt(a)	12,486	204,074
LT Foods Ltd	90,320	502,169
Newgen Software Techno	25,375	246,202
PB Fintech Ltd(a)	31,819	659,016
Prudent Corporate Advisory Ser(a)	14,078	470,116
SJS Enterprises Ltd(a)	46,425	651,172
Supriya Lifescience Ltd(a)	31,201	235,810
Varun Beverages Ltd.	49,208	293,923
		6,139,891
Indonesia — 1.19%
Aspirasi Hidup Ind	14,889,800	425,190
Cisarua Mountain Dairy PT TBK(a)	1,025,000	310,757
Hartadinata Abadi Tbk PT(a)	5,799,200	220,214
Selamat Sempurna Tbk PT	4,399,400	530,580
		1,486,741
Ireland — 0.35%
ICON plc(a)	2,570	434,818

Israel — 1.52%
CyberArk Software Ltd.(a)	1,754	721,719
Monday.com Ltd(a)	901	236,323
Next Vision Stabilized Systems(a)	16,199	666,019
Wix.com Ltd.(a)	2,104	286,207
		1,910,268
Italy — 2.58%
Diasorin SPA(a)	4,806	470,283
Interpump Group SpA	16,534	678,879
Moncler S.p.A.(a)	3,827	205,115
Pharmanutra SpA(a)	9,616	504,516
Recordati SpA(a)	14,684	845,027
Sanlorenzo SpA/Ameglia(a)	7,268	245,641
Sesa SpA	3,859	292,135
		3,241,596
Japan — 10.62%
AZOOM Co Ltd	11,800	663,581

Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.11% (continued)
Japan — 10.62% (continued)
BayCurrent Consulting, Inc.	19,800	$ 1,139,203
Charm Care Corp KK	26,500	233,729
eWeLL Co Ltd(a)	33,700	531,444
Hennge KK(a)	48,800	544,006
Insource Co Ltd	58,800	359,911
Integral Corp(a)	29,900	693,002
Japan Elevator Service Holdings Company Ltd.	22,800	614,627
Jeol Ltd.	12,900	374,697
Kitz Corp(a)	31,800	268,244
Kotobuki Spirits Co Ltd(a)	18,300	246,659
MarkLines Company Ltd.(a)	36,300	478,562
Maruwa Co Ltd/Aichi(a)	1,900	578,843
Plus Alpha Consulting Company Ltd.	38,000	580,859
PR Times Corp(a)	17,900	342,583
Rakus Co Ltd(a)	25,000	387,946
Rise Consulting Group Inc(a)	80,700	679,662
SIGMAXYZ Holdings Inc(a)	109,900	882,587
System Support, Inc.	34,600	618,144
Timee Inc(a)	23,300	314,748
Tokyo Seimitsu Company Limited	5,100	322,990
Totech Corp	13,700	260,565
ULS Group Inc	16,100	780,475
User Local Inc.	49,300	625,101
Visional Inc(a)	10,200	803,248
		13,325,416
Lithuania — 0.32%
Baltic Classifieds Group	85,807	405,691

Luxembourg — 0.58%
Eurofins Scientific S.E.	9,512	731,158

Mexico — 2.32%
BBB Foods Inc(a)	25,460	649,739
Corp Inmobiliaria Vesta S.A.B. de CV - ADR(a)	224,100	631,654
Corporativo Fragua SAB de CV(a)	22,772	666,364
GCC S.A.B. de C.V. 144A(a)(b)(c)	40,500	378,682
Regional SAB de cv(a)	76,000	587,653
		2,914,092
Netherlands — 2.36%
Allfunds Group PLC	109,639	763,642
ASM International N.V.(a)	682	332,901
CVC Capital Partners PLC(a)	22,250	429,604
IMCD N.V.(a)	1,897	208,631
Redcare Pharmacy N.V. 144A(a)(b)(c)	4,838	539,428
Topicus.com, Inc.(a)	5,000	685,624
		2,959,830
Norway — 0.71%
Bouvet ASA	40,473	295,561
Medistim ASA	14,562	307,052
SmartCraft ASA 144A(a)(b)(c)	114,565	292,544
		895,157
Philippines — 1.78%
International Container Terminal Services, Inc.	64,100	493,501
Philippine Seven Corp(a)	939,780	855,960

	Shares	Fair Value
COMMON STOCKS — 99.11% (continued)
Philippines — 1.78% (continued)
Pryce Corp	1,012,100	$ 222,283
Puregold Price Club Inc	956,100	657,226
		2,228,970
Poland — 1.30%
Auto Partner SA	101,318	540,752
Dino Polska SA 144A(a)(b)(c)	55,770	738,332
Shoper Spolka Akcyjna	26,933	347,147
		1,626,231
Singapore — 0.67%
iFast Corporation	54,200	378,204
Riverstone Holdings Ltd.(a)	842,600	457,518
		835,722
South Korea — 2.56%
APR Corp/Korea(a)	6,765	891,115
FNS Tech Co Ltd(a)	34,867	348,275
HPSP Company Ltd.	20,531	395,285
iFamilySC Co Ltd(a)	36,878	426,010
Kinx Inc.	5,054	327,612
LEENO Industrial Inc.(a)	15,705	537,171
S&S Tech Corp(a)	7,835	282,033
		3,207,501
Sweden — 4.15%
AddTech A.B.	7,278	245,385
Idun Industrier AB(a)	7,278	277,359
Lifco AB, Class B	6,696	239,171
Momentum Group AB(a)	24,519	389,292
Roko AB(a)	1,624	438,867
RVRC Holding AB	62,342	283,823
Sdiptech AB(a)	47,317	953,335
Swedencare AB(a)	103,473	401,200
Swedish Logistic(a)	95,094	385,228
Teqnion AB	30,646	470,289
Vimian Group AB(a)	227,145	775,588
Vitec Software Group	8,799	342,156
		5,201,693
Switzerland — 0.46%
Inficon Holding A.G.	2,930	354,951
Ypsomed Holding A.G.(a)	470	227,113
		582,064
Taiwan — 3.06%
91APP, Inc.	154,000	423,060
Acer E-Enabling Service Business, Inc.	38,000	297,808
Asia Vital Components Co., Ltd.	28,000	863,711
ASPEED Technology, Inc.	3,000	457,189
Chroma ATE, Inc.	32,000	460,397
Sinbon Electronics Co., Limited(a)	56,000	456,654
Sporton International, Inc.(a)	52,868	283,581
Voltronic Power Technology(a)	15,247	601,279
		3,843,679
United Arab Emirates — 0.44%
Spinneys 1961 Holding PLC	1,263,692	550,448

United Kingdom — 13.10%
AB Dynamics PLC	21,717	414,436
Advanced Medical Solutions Gro	226,016	602,948
Ashtead Technology Holdings plc	90,669	402,335

Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.11% (continued)
United Kingdom — 13.10% (continued)
B & M European Value Retail SA	369,166	$ 1,094,042
Cerillion plc	12,945	259,857
CVS Group plc	62,290	1,010,197
Diploma plc	19,478	1,383,936
Elixirr International PLC	131,916	1,289,196
Fevertree Drinks PLC(a)	23,103	290,771
FRP Advisory Group PLC	351,133	593,569
Games Workshop Group PLC	1,301	279,890
GlobalData PLC	136,552	255,178
Halma plc(a)	5,886	252,790
Hill & Smith Holdings plc	20,072	542,092
ICG plc	15,200	437,211
JTC plc 144A(b)(c)	107,276	1,330,325
Keystone Law Group PLC	38,891	317,928
Marex Group PLC(a)	22,914	884,022
Pensionbee Group PLC(a)	188,669	416,108
Petershill Partners PLC 144A(a)(b)(c)	206,549	641,033
Pollen Street Group Ltd	61,843	689,322
Raspberry PI Ltd(a)	39,967	218,309
Renew Holdings PLC(a)	34,700	386,319
Softcat PLC(a)	19,905	429,278
Tatton Asset Mgmt	103,232	995,237
Victorian Plumbing Group PLC(a)	183,100	179,908
Volution Group PLC	64,285	568,819
Warpaint London plc(a)	55,010	265,170
		16,430,226
United States — 24.93%
4Imprint Group	16,043	761,682
Abacus Life Inc(a)	80,450	435,235
Accelerant Holdings(a)	18,250	502,605
ACV Auctions, Inc.(a)	15,922	226,252
AOTI, Inc.(a)	119,607	90,827
Alamo Group, Inc.	1,764	392,631
Appfolio, Inc., Class A(a)	1,538	411,230
Arizona Sonoran Copper Company, Inc.(a)	225,545	361,367
Barrett Business Services, Inc.	10,514	483,329
Bel Fuse, Inc., Class B	5,045	656,052
BellRing Brands, Inc.(a)	4,200	229,236
Bio-Techne Corporation	9,404	514,681
Blue Owl Capital, Inc.	19,891	384,891
Bowman Consulting Group Limited(a)	10,581	366,949
Bruker Corporation	11,627	446,826
Burlington Stores, Inc.(a)	948	258,766
Clearwater Analytics Holdings, Inc., Class A(a)	24,613	498,659
Cloudflare, Inc., Class A(a)	1,425	295,944
Core & Main, Inc., Class A(a)	8,541	543,549
Crocs, Inc.(a)	2,621	261,392
Cross Creek LP(a)(d)	1,000,000	572,039
Deckers Outdoor Corporation(a)	2,180	231,451
DexCom, Inc.(a)	5,680	458,774
Dynatrace, Inc.(a)	8,467	445,449
Elastic N.V.(a)	10,785	902,706
Enerpac Tool Group Corporation	8,533	328,606
Ensign Group, Inc. (The)	1,960	294,000
Esquire Financial Holdings, Inc.	4,261	408,545
Five Below, Inc.(a)	3,659	499,527

	Shares	Fair Value
COMMON STOCKS — 99.11% (continued)
United States — 24.93% (continued)
FormFactor, Inc.(a)	7,238	$ 205,632
Freshpet, Inc.(a)	10,042	686,070
Global Industrial Company	11,298	384,810
Goosehead Insurance, Inc., Class A(a)	3,013	273,912
GQG Partners Inc	275,258	362,624
Haemonetics Corporation(a)	4,331	320,667
HealthEquity, Inc.(a)	4,159	403,423
Houlihan Lokey, Inc.	2,198	419,071
IDEXX Laboratories, Inc.(a)	883	471,796
Insperity, Inc.	4,518	269,182
Installed Building Products, Inc.	1,672	338,229
Iradimed Corporation	4,294	250,512
JFrog Ltd.(a)	23,119	1,003,596
Kadant, Inc.	910	302,821
LeMaitre Vascular, Inc.	3,034	246,482
Littelfuse, Inc.	5,416	1,393,699
Lululemon Athletica, Inc.(a)	2,225	446,179
Mama's Creations Incorporated(a)	75,244	621,515
Manhattan Associates, Inc.(a)	2,199	483,032
MarketAxess Holdings, Inc.	1,630	334,965
Medpace Holdings, Inc.(a)	526	224,707
Monolithic Power Systems, Inc.	768	546,232
Neogen Corporation(a)	72,302	336,204
OrthoPediatrics Corporation(a)	12,570	260,450
P10 Inc	53,415	657,004
Pennant Group, Inc. (The)(a)	9,488	210,349
Perella Weinberg Partners	46,192	921,068
Pjt Partners, Inc., Class A	2,800	500,136
Primoris Services Corporation	4,557	429,133
Qualys, Inc.(a)	3,457	460,023
Red Violet, Inc.(a)	7,844	347,725
RxSight, Inc.(a)	34,296	266,823
Ryan Specialty Group Holdings, Inc.(a)	11,034	675,170
Silicon Laboratories, Inc.(a)	3,530	465,148
SPS Commerce, Inc.(a)	3,882	422,614
Texas Roadhouse, Inc.	1,380	255,479
TPG, Inc.	8,531	486,864
Tradeweb Markets Inc. Class A	2,633	364,802
TWFG Inc(a)	10,612	327,592
Upwork, Inc.(a)	26,920	321,963
Valvoline, Inc.(a)	6,393	225,353
Yeti Holdings, Inc.(a)	17,059	626,748
Zscaler, Inc.(a)	1,624	463,749
		31,276,753
Vietnam — 1.12%
Asia Commercial Bank JSC	672,916	590,682
Hoa Phat Group JSC(a)	430,200	409,644
Vietnam Technological & Comm Joint-stock Bank(a)	311,832	404,637
		1,404,963
Total Common Stocks (Cost $99,160,995)		124,306,766

Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
PREFERRED STOCKS — 0.78%
United States — 0.78%
Gusto Inc. Preferred Series E(a)	32,241	$ 980,126

Total Preferred Stocks
(Cost $979,976)		980,126

Total Investments — 99.89%
(Cost $100,140,971)		125,286,892

Other Assets in Excess of Liabilities — 0.11%		136,648

NET ASSETS — 100.00%		$ 125,423,540

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $6,882,309, representing 5.49% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $5,537,087, representing 4.41% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.